Schedule of Share-based Compensation, Stock Options Black-Scholes Valuation Assumptions (Details) (USD $)	12 Months Ended
Dec. 31, 2014 Y
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 1	1.75%
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 2	$ 0
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 3	1.75%
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 4	7.5
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 5	0
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 6	7.5
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 7	95.00
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 8	0
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 9	83.64
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 10	0
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 11	0
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 12	0
Amended Stock Options [Member]
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 1	1.25%
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 2	1.75%
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 3	0
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 4	5
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 5	5
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 6	0
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 7	45.00
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 8	75.00
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 9	0
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 10	0
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 11	0
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 12	$ 0